Statement of Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Operating Expenses
Professional Fees	$ 21,672	$ 28,443	$ 38,449	$ 41,445	$ 95,086	$ 86,041
Consulting	25,007	67,650	79,780	120,500	217,410	609,709
Rent Expense	44,022	45,013	89,035	84,086	182,552	165,023
Research and Development Expense	39,857	79,494	84,710	151,428	351,912	214,800
General and Administrative Expense	56,737	111,528	123,868	187,127	302,106	322,160
Operating Expenses	187,295	332,128	415,842	584,586	1,149,066	1,397,733
Operating Income (Loss)	(187,295)	(332,128)	(401,299)	(584,586)	(1,149,066)	(1,397,733)
Interest and Debt Expense
Interest Expense	190,008	149,076	356,631	276,483	443,961	276,798
Derivative Loss On Derivative	667		(19,833)			(446,784)
Interest and Debt Expense	190,675	149,076	336,798	276,483	443,961	(169,986)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(377,970)	(481,204)	(738,097)	(861,069)	(1,593,027)	(1,227,747)
IncomeTaxExpenseBenefitContinuingOperationsAbstract
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(377,970)	(481,204)	(738,097)	(861,069)	(1,593,027)	(1,227,747)
Net Income (Loss) Attributable to Parent	(377,970)	(481,204)	(738,097)	(861,069)	(1,593,027)	(1,227,747)
OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParentAbstract
ComprehensiveIncomeNetOfTax	$ (377,970)	$ (481,204)	$ (738,097)	$ (861,069)	$ (1,593,027)	$ (1,227,747)
Earnings Per Share
Earnings Per Share, Basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted Average Number of Shares Outstanding, Basic	415,700,229	308,790,424	351,229,209	170,260,964	316,676,772	210,411,932
Earnings Per Share, Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted Average Number of Shares Outstanding, Diluted	415,700,229	308,790,424	351,229,209	170,260,964	316,676,772	210,411,932